LOANS RECEIVABLE (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 25, 2019 CAD ($)	Oct. 16, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Loans Receivables [Line Items]
Notes and loans receivable				$ 1,372	$ 478
Revelo Resources Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Proceeds from non-current borrowings		$ 400
Borrowings, interest rate		1.00%
Bonus from notes receivable issued		$ 20
Notes and loans receivable				526	478
Purchase Of NSR Royalties to settle note recoverable			$ 1,162
Boreal Metals Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Borrowings, interest rate	8.08%
Notes and loans receivable				$ 846	$ 0
Loan authorised	$ 800
Percentage of loan fee	5.00%
Loan fee	$ 40